DESCRIPTION OF PLAN - FORFEITED ACCOUNTS (Details) - 401K RETIREMENT SAVINGS PLAN - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DESCRIPTION OF PLAN
Forfeited non-vested accounts	$ 36,663	$ 15,873
Forfeitures to pay administrative expenses and offset employer contributions	$ 46,529